Stock-based compensation - Narrative (Details)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2020
Restricted share units (RSUs) | Liability classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition in years following grant		2 years
Award vesting period		3 years
Restricted share units (RSUs) | Restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements		$ 6,549,000	$ 5,662,000
Period for award recognition		1 year 7 months 6 days	1 year 7 months 6 days
Vested (in shares) | shares		120,109	256,193
Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares) | shares		61,935	213,623
Performance restricted share units (PSUs) | Restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements		$ 5,141,000	$ 3,655,000
Period for award recognition		1 year 8 months 12 days	1 year 6 months
Vested (in shares) | shares		61,935	213,623
Settlement ratio, per PSU		0.55	1.48
Performance restricted share units (PSUs) | Performance restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Performance restricted share unit plan granted to the services to be provided		2 years
Deferred stock units (DSUs) | Deferred stock unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements		$ 0
Vested (in shares) | shares		0	286,152
Required annual fixed remuneration in form of DSUs if shareholding guidelines are met, percentage	60.00%
Percentage of annual bonus eligible for deferred stock units	50.00%
Fair market value (in CAD per share) | $ / shares		$ 30.06	$ 27.90
Award units settled during the period			$ 7,817,000
Deferred stock units (DSUs) | Deferred stock unit plan | Accrued liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current portion of award obligation		$ 0	0
Deferred stock units (DSUs) | Deferred stock unit plan | Other liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-current portion of award obligation		$ 24,096,000	$ 21,361,000
Deferred stock units (DSUs) | Deferred stock unit plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Required annual fixed remuneration in form of DSUs, percentage				50.00%
Required annual fixed remuneration in form of DSUs if shareholding guidelines are not met, percentage	0.00%
Deferred stock units (DSUs) | Deferred stock unit plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Required annual fixed remuneration in form of DSUs, percentage				100.00%
Required annual fixed remuneration in form of DSUs if shareholding guidelines are not met, percentage	100.00%